INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 836,096	R$ 972,089	R$ 1,319,941
Foreign exchange effect	19,195	107,434	7,666
Acquisition	100,313	67,388	37,939
Disposal		(3,879)	(27,652)
Amortization	(282,342)	(306,936)	(285,197)
Assets held for sale			(80,608)
Other intangible assets at end of period	673,262	836,096	972,089
Supplier relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	26,719	32,786	39,726
Amortization	(5,304)	(6,067)	(6,940)
Other intangible assets at end of period	21,415	26,719	32,786
Software development
INTANGIBLE ASSETS
Other intangible assets at beginning of period	415,640	490,829	636,605
Foreign exchange effect	6,137	28,598	2,947
Acquisition	100,313	67,388	37,939
Disposal		(3,791)
Amortization	(157,278)	(167,384)	(149,150)
Assets held for sale			(37,512)
Other intangible assets at end of period	R$ 364,812	415,640	490,829
Estimated useful lives	7 years
Customers contracts and relationships
INTANGIBLE ASSETS
Other intangible assets at beginning of period	R$ 387,299	440,774	615,608
Foreign exchange effect	12,586	77,593	3,835
Disposal		(88)	(27,652)
Amortization	(116,462)	(130,980)	(125,621)
Assets held for sale			(25,396)
Other intangible assets at end of period	283,423	387,299	440,774
Others
INTANGIBLE ASSETS
Other intangible assets at beginning of period	6,438	7,700	28,002
Foreign exchange effect	472	1,243	884
Amortization	(3,298)	(2,505)	(3,486)
Assets held for sale			(17,700)
Other intangible assets at end of period	R$ 3,612	R$ 6,438	R$ 7,700
Estimated useful lives	5 years
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years